Summary of Significant Accounting Policies (Details) - Summary of Property Plant And Equipment - USD ($)	Jul. 31, 2021	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Computer equipment	$ 4,762	$ 1,642
Less: accumulated depreciation	(668)	(5)
Property and equipment, net	$ 4,094	$ 1,637